Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Impact of Revisions on Consolidated Statements of Financial Condition

The table below reports the impact of these revisions on the consolidated statements of financial condition at December 31, 2012:

	Revised	As Reported
At December 31,	2012	2012
Cash and due from banks	$51,564	$77,564
Restricted cash	26,000	—

Impact of Revisions to Consolidated Statements of Cash Flows

The table below reports the impact of these revisions to the consolidated statements of cash flows for the year ended December 31, 2011:

Years Ended December 31,	Revised 2011	As reported 2011
Change in investing assets and liabilities:
Increase in restricted cash	$(26,000)	$—
Net cash provided by investing activities	49,454	75,454
Net decrease in cash and cash equivalents	(93,404)	(67,404)
Cash and cash equivalents, end of year	93,822	119,822

Summary of Estimated Useful Lives of Bank Properties and Equipment

Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Equipment	Three to 10 years

Schedule of Components of Mortgage Banking Revenue

The components of this line item are as follows:

	For the Year Ended December 31,
	2013	2012
Gains on the sale of residential mortgage loans (1)	$12,510	$7,967
Gain on bulk sale of jumbo residential mortgage loans	1,968	—
Market value adjustment on loans held-for-sale (1)	(1,752)	2,512
Fair value adjustment on interest rate lock commitments (2)	(728)	847
Recourse liability provision (3)	(400)	(775)

Mortgage banking revenue, net	$11,598	$10,551

(1)	Reported in gain on sale of loans in the Company’s 2012 Form 10-K consolidated statements of operations.
(2)	Reported in other non-interest income in the Company’s 2012 Form 10-K consolidated statements of operations.
(3)	Reported in other non-interest expense in the Company’s 2012 Form 10-K consolidated statements of operations.

Accumulated Other Comprehensive Loss

These reclassifications for the years ended December 31, 2013, 2012 and 2011 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2013			2012			2011
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding (loss) gain on securities available for sale during the year	$(12,120)	$4,950	$(7,170)	$2,788	$(1,139)	$1,649	$13,053	$(5,332)	$7,721
Less:
Reclassification adjustment for net gain included in net income (1)	(3,500)	1,429	(2,071)	(151)	63	(88)	(1,855)	757	(1,098)
Reclassification adjustment for net impairment loss recognized in earnings (1)	—	—	—	—	—	—	250	(102)	148

Net unrealized (loss) gain on securities available for sale	$(15,620)	$6,379	$(9,241)	$2,637	$(1,076)	$1,561	$11,448	$(4,677)	$6,771

(1)	All pre-tax amounts are included in non-interest income in the Consolidated statements of operations.

Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards

Significant weighted average assumptions used to calculate the fair value of the Option awards for the years ended December 31, 2013, 2012 and 2011 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2013	2012	2011
Fair value of Options granted during the year	$1.85	$1.52	$2.11
Risk-free rate of return	0.85%	0.98%	2.72%
Expected term in months	59	61	78
Expected volatility	62%	62%	47%
Expected dividends (1)	$—	$—	$—

(1)	To date, the Company has not paid cash dividends on its common stock.